Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 1,396,133
Change in difference between contract value and fair value of fully benefit-responsive investment contracts	36,552
Change in deemed distributions of participant loans	52
Net income per the Form 5500	$ 1,432,738